Provisions	6 Months Ended
Jun. 30, 2022
Entity [Table]
Disclosure Of Provisions Explanatory
Note 16

Provisions and contingent liabilities
a) Provisions
The table below presents an overview of total provisions.
USD m 30.6.22 31.3.22 31.12.21
Provisions other than provisions for expected credit losses 3,215 3,192 3,256
Provisions for expected credit losses
1
192 221 196
Total provisions 3,407 3,413 3,452
1 Refer to Note 9c for more information.
The following table presents additional information

for provisions other than provisions for

expected credit losses.
USD m
Litigation,
regulatory and
similar matters
1
Restructuring
2
Other
3
Total
Balance as of 31 December 2021 2,798 137 321 3,256
Balance as of 31 March 2022 2,758 125 310 3,192
Increase in provisions recognized in the income statement 235 54 15 304
Release of provisions recognized in the income statement (14) (6) (5) (25)
Provisions used in conformity with designated purpose (101) (54) (5) (161)
Foreign currency translation /

unwind of discount
(80) (4) (12) (96)
Balance as of 30 June 2022 2,798 114 302 3,215
1 Consists of provisions for losses

resulting from legal, liability and

compliance risks.

2 Primarily consists of personnel-related

restructuring provisions of USD
75
m as of 30

June 2022 (31

March 2022: USD
80 m;
31 December 2021: USD 90 m) and provisions for onerous contracts of USD 40
m as of 30 June 2022 (31

March 2022: USD
45 m; 31 December 2021: USD 47
m).

3 Mainly includes provisions related to real estate,
employee benefits and operational risks.
Restructuring provisions

primarily relate

to personnel-related

provisions and

onerous contracts.

Personnel-related
restructuring provisions are generally used within

a short period of

time. The level of

personnel-related provisions
can

change

when

natural

staff

attrition

reduces

the

number

of

people

affected

by

a

restructuring

event,

and
therefore

results

in

lower

estimated

costs.

Onerous

contracts

for

property

are

recognized

when

UBS

AG

is
committed to

pay

for non-lease

components, such

as utilities,

service

charges, taxes

and

maintenance, when

a
property is vacated or not fully recovered from

sub-tenants.

Information about provisions and

contingent liabilities in respect of

litigation, regulatory and similar matters,

as a
class,

is

included

in

Note

16b.

There

are

no

material

contingent

liabilities

associated

with

the

other

classes

of
provisions.